Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Cash and cash equivalents [Abstract]
Summary of cash and cash equivalents

(in €‘000)	December 31, 2022	December 31, 2021
Cash at banks	83,022	24,652
Total	83,022	24,652